MAINSTAY VP FUNDS TRUST

MainStay VP Absolute Return Multi-Strategy Portfolio

MainStay VP Epoch U.S. Small Cap Portfolio

MainStay VP Unconstrained Bond Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated February 28, 2018 (“Supplement”) to MainStay VP Funds Trust Prospectus,

Summary Prospectuses and Statement of Additional Information (“SAI”),

each dated May 1, 2017, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus, Summary Prospectuses and SAI.

Effective immediately, the changes below will occur. Except for the changes described below, the portfolio management teams for each Portfolio will remain the same.

1.	MainStay VP Absolute Return Multi-Strategy Portfolio and MainStay VP Unconstrained Bond Portfolio

Michael Kimble will no longer serve as a portfolio manager of the Portfolios. All references to Mr. Kimble are deleted in their entirety.

2.	MainStay VP Epoch U.S. Small Cap Portfolio

Justin Howell will join the portfolio management team for MainStay VP Epoch U.S. Small Cap Portfolio.

The table in the section entitled “Management” of the Summary Prospectus and Prospectus with respect to the Portfolio is amended to include Justin Howell as a Portfolio Manager:

Epoch Investment Partners, Inc.	Justin Howell, Managing Director	Since February 2018

3.	MainStay VP Unconstrained Bond Portfolio

Messrs. Joseph Cantwell, Matt Jacob and Shu-Yang Tan will join the portfolio management team for MainStay VP Unconstrained Bond Portfolio.

The table in the section entitled “Management” of the Summary Prospectus and Prospectus with respect to the Portfolio is amended to include Messrs. Joseph Cantwell, Matt Jacob and Shu-Yang Tan as Portfolio Managers:

MacKay Shields, LLC	Joseph Cantwell, Managing Director Matt Jacob, Managing Director Shu-Yang Tan, Managing Director	Since February 2018 Since February 2018 Since February 2018

4.	In the section of the Prospectus entitled “Know With Whom You Are Investing,” the subsection entitled “Portfolio Manager Biographies” is amended to add the following:

Joseph Cantwell	Mr. Cantwell has managed the MainStay VP Unconstrained Bond Portfolio since February 2018. Mr. Cantwell joined MacKay Shields in 2013 as a Director within the Global Fixed Income Team. Prior to joining MacKay, he worked at Goldman Sachs Asset Management for three years as a High Yield Analyst and also had portfolio management responsibilities for the corporate allocation of the Strategic Income strategy. From 2007 to 2010, he worked as a Research Analyst for Silvermine Capital where his primary focus was bank loans. Earlier in his career, he worked at Morgan Stanley as a Credit Analyst. Mr. Cantwell received a BA in Spanish from Georgetown University and his MBA from Columbia Business School. He has been in the financial services industry since 2002.
Justin Howell	Mr. Howell has managed the MainStay VP Epoch U.S. Small Cap Portfolio since February 2018. He is a Managing Director and Senior Research Analyst. Prior to joining Epoch in 2012, he spent nine years at JPMorgan Chase as a research analyst. Mr. Howell has experience in the consumer, financial services and healthcare services sectors and previously worked in the research department at FTN Midwest Research. He earned a BA in Business Administration from the University of Michigan and is a CFA® charterholder.
Matt Jacob	Mr. Jacob has managed the MainStay VP Unconstrained Bond Portfolio since February 2018. Mr. Jacob joined the firm as a Portfolio Analyst for the Global Fixed Income team in 2011. Prior to joining MacKay, he worked at KDI Capital Partners where as an Equity Sector Leader/Analyst he led the firm’s fundamental research efforts in the core consumer sector. Prior to KDI, Mr. Jacob worked at Buckingham Research Group and Johnson Rice & Company, LLC, where he gained extensive experience in equity sales and research. He received his MBA with a concentration in Finance from Tulane University, Freeman School of Business in 2006 and a BS in Finance with a specialization in Internal Audit from Louisiana State University in 2001. He has been in the investment research industry since 2002.
Shu-Yang Tan	Mr. Tan has managed the MainStay VP Unconstrained Bond Portfolio since February 2018. Mr. Tan joined MacKay Shields in 2010, as a Trader in the Global Fixed Income Division. Prior to joining MacKay Shields, he was a Portfolio Manager and Head of Research for UBS Global Asset Management. Earlier in his career, he worked for Eaton Vance as a Portfolio Manager of Global Fixed Income and for Wells Fargo Bank and FT Interactive. He earned an MBA from University of California at Berkeley and a BS from York University. He has been in the investment management industry since 1988 and became a CFA® charterholder in 1992.

5.	The SAI section entitled “Portfolio Managers” is amended as follows:

a.	The table beginning on page 104 is amended to include the following as of December 31, 2017.

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	PORTFOLIOS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Joseph Cantwell*	MainStay VP Unconstrained Bond Portfolio	0	30 Accounts $11,779,570,340	131 Accounts $24,770,607,978	0	3 Accounts $697,762,747	3 Accounts $2,524,196,206
Justin Howell*	MainStay VP Epoch U.S. Small Cap Portfolio	0	0	0	0	0	0
Matt Jacob*	MainStay VP Unconstrained Bond Portfolio	0	30 Accounts $11,779,570,340	131 Accounts $24,770,607,978	0	3 Accounts $697,762,747	3 Accounts $2,524,196,206
Shu-Yang Tan*	MainStay VP Unconstrained Bond Portfolio	0	30 Accounts $11,779,570,340	131 Accounts $24,770,607,978	0	3 Accounts $697,762,747	3 Accounts $2,524,196,206

*The information presented for Messrs. Cantwell, Howell, Jacob and Tan is as of December 31, 2017.

b.	The table beginning on page 116 is amended to include the following as of December 31, 2017.

PORTFOLIO MANAGER	PORTFOLIO	$ RANGE OF OWNERSHIP
Joseph Cantwell* Justin Howell* Matt Jacob* Shu-Yang Tan*	None None None None	$ 0 $ 0 $ 0 $ 0

*The information presented for Messrs. Cantwell, Howell, Jacob and Tan is as of December 31, 2017.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.